Commitments and Contingencies - Additional Information (Detail) $ in Millions	3 Months Ended
	Mar. 31, 2018 USD ($) site	Dec. 31, 2017 USD ($)
Loss Contingencies [Line Items]
Number of non owned sites | site	65
Number of national priority list | site	15
Number of sites not named as a potentially responsible party (PRP) the company's liability has been resolved or has been deemed de minimis | site	59
Incurred and claims to be resolved over extended period of time	30 years
Environmental reserves | $	$ 38	$ 35
Guarantees at carrying value | $	515	$ 368
Fiat Chrysler Automobiles N.V.
Loss Contingencies [Line Items]
Other contingencies | $	$ 200